Fair Value Measurements And Disclosure (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year	$ 1
Fixed income investments - maturities between 1 to 3 years	191
Fixed income investments - maturities between 3 to 5 years	31
Fixed income investments - maturities for 5 or more years	510
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges	58
Fair Value Disclosures [Line Items]
Collateral received from counterparty	968	$ 0
Collateral submitted to counterparty	495	$ 3,242
Collateral contingently payable to the counterparty	107
DIRECTV [Member]
Fair Value Disclosures [Line Items]
Collateral contingently payable to the counterparty	$ 160